December 21, 2009

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	MainStay Funds Trust File Nos. 333-160918 and 811-22321

Dear Sir or Madam:

Electronically transmitted via EDGAR pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 1 to the registration statement on Form N-1A of MainStay Funds Trust (the “Trust”) under the 1933 Act and Amendment No. 3 to the Trust’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended (the “Amendment”).  The Amendment concerns only the following series of the Trust:  MainStay Epoch Global Choice Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Small Cap Fund and MainStay Epoch U.S. Equity Fund (the “Funds”).

The Amendment is being made for the purposes of: (i) making certain changes to the investment programs of certain of the Funds; (ii) making other changes to the Prospectus and Statement of Additional Information of the Funds; and (iii) implementing the Funds’ compliance with the disclosure requirements adopted by the Securities and Exchange Commission in Investment Company Act Release No. 28584 (Jan. 13, 2009).

No fee is required in connection with this filing.  Please contact the undersigned at (973) 394-4505 if you have any questions regarding this filing.

Very truly yours,

/s/ Thomas C. Humbert, Jr.